FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Carrying value of asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	$ 370,203	$ 410,425
Restricted cash	52	119
Carrying value of asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	36,302	48,829
Derivative instruments payable	(444)	0
Carrying value of asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,619,451)	(1,667,749)
Carrying value of asset (liability) | Fixed rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(140,943)	(144,394)
Fair value asset (liability) | Level 1
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash, cash equivalents	370,203	410,425
Restricted cash	52	119
Fair value asset (liability) | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments receivable	36,302	48,829
Derivative instruments payable	(444)	0
Fair value asset (liability) | Floating rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	(1,603,818)	(1,680,623)
Fair value asset (liability) | Fixed rate long-term debt | Level 2
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Floating rate and fixed rate long-term debt	$ (123,279)	$ (128,218)